Trade Receivables - Summary of Trade Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Trade receivables	¥ 2,901	¥ 2,675	[1]
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,937	2,712
Loss allowance [member]
Disclosure of financial assets [line items]
Trade receivables	¥ (36)	¥ (37)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).